Use of judgements and estimates (Details) - Golden Ocean Group Limited - $ / shares	Apr. 03, 2025	Mar. 27, 2025	Mar. 12, 2025	Mar. 04, 2025
Disclosure of subsidiaries [line items]
Number of shares acquired	17,036,474
Share in equity	8.55%		40.80%
Hemen Holding Limited
Disclosure of subsidiaries [line items]
Number of shares acquired	9,689,197	7,347,277	81,363,730	81,363,730
Share in equity	49.40%	44.50%	40.80%	40.80%
Price per share acquired (in USD per share)				$ 14.49